Warrants, Fair Value Estimate of Each Set of Predecessor Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	Jan. 31, 2023	Aug. 03, 2022
Class of Warrant or Right [Line Items]
Converted to Warrants to Purchase ZeroFox Holdings, Inc. Common Stock		860,065
Aggregate Estimated Fair Value		$ 7,632
Series A Warrants [Member]
Class of Warrant or Right [Line Items]
As Converted Exercise Price per Warrant	$ 0.6405	$ 2.24
Converted to Warrants to Purchase ZeroFox Holdings, Inc. Common Stock		71,514
Estimated Fair Value Per Warrant		$ 8.71
Aggregate Estimated Fair Value		$ 623
Series B Warrants [Member]
Class of Warrant or Right [Line Items]
As Converted Exercise Price per Warrant	0.822	$ 2.87
Converted to Warrants to Purchase ZeroFox Holdings, Inc. Common Stock		83,788
Estimated Fair Value Per Warrant		$ 8.08
Aggregate Estimated Fair Value		$ 677
Common Warrants [Member]
Class of Warrant or Right [Line Items]
As Converted Exercise Price per Warrant	0.2	$ 0.7
Converted to Warrants to Purchase ZeroFox Holdings, Inc. Common Stock		551,022
Estimated Fair Value Per Warrant		$ 10.25
Aggregate Estimated Fair Value		$ 5,648
Series E Warrants [Member]
Class of Warrant or Right [Line Items]
As Converted Exercise Price per Warrant	$ 1.86205	$ 6.5
Converted to Warrants to Purchase ZeroFox Holdings, Inc. Common Stock		153,741
Estimated Fair Value Per Warrant		$ 4.45
Aggregate Estimated Fair Value		$ 684